Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—1.1%
U.S. Treasury Bond 2.875%, 5/15/49	$ 200	$268
U.S. Treasury Notes 1.500%, 2/15/30	880	949
Total U.S. Government Securities (Identified Cost $1,188)		1,217

Municipal Bonds—0.8%
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	40	43
Michigan—0.2%
Tobacco Settlement Finance Authority Revenue Taxable Series A 7.309%, 6/1/34	160	163
Virginia—0.6%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	625	645
Total Municipal Bonds (Identified Cost $822)		851

Foreign Government Securities—7.8%
Dominican Republic
144A 6.875%, 1/29/26(1)	130	145
144A 5.950%, 1/25/27(1)	100	107
Federative Republic of Brazil 3.875%, 6/12/30	200	200
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(1)	470	521
144A 3.250%, 10/22/30(1)	410	445
144A 4.500%, 10/26/46(1)	305	366
Republic of Colombia 4.125%, 5/15/51	220	229
Republic of Egypt 144A 7.600%, 3/1/29(1)	400	410
Republic of Ghana 144A 8.125%, 3/26/32(1)	200	175
Republic of Indonesia
2.850%, 2/14/30	200	210
4.200%, 10/15/50	425	491
144A 4.350%, 1/8/27(1)	440	504
Republic of Kenya 144A 8.000%, 5/22/32(1)	200	197
Republic of Nigeria 144A 7.875%, 2/16/32(1)	200	190
Republic of Panama 4.300%, 4/29/53	355	436
Republic of Philippines 3.700%, 3/1/41	200	231
	Par Value	Value

Foreign Government Securities—continued
Republic of South Africa 5.650%, 9/27/47	$390	$330
Republic of Turkey
4.875%, 10/9/26	200	183
7.625%, 4/26/29	400	412
Republic of Venezuela
9.375%, 1/13/34(2)	295	22
RegS 7.650%, 4/21/25(2)(3)	825	62
Republica Oriental del Uruguay 5.100%, 6/18/50	165	221
Russian Federation
RegS 4.375%, 3/21/29(3)	200	229
RegS 5.250%, 6/23/47(3)	200	265
State of Israel 2.750%, 7/3/30	345	381
State of Qatar
144A 3.750%, 4/16/30(1)	320	371
144A 4.400%, 4/16/50(1)	200	257
Ukraine Government 144A 7.750%, 9/1/25(1)	305	305
United Mexican States
4.500%, 1/31/50	545	575
Series M 6.500%, 6/9/22	5,098MXN	238
Total Foreign Government Securities (Identified Cost $9,428)		8,708

Mortgage-Backed Securities—15.9%
Agency—0.6%
Federal National Mortgage Association
Pool #AT2016 3.000%, 4/1/43	276	295
Pool #AS4992 3.500%, 5/1/45	161	174
Pool #AS9393 4.000%, 4/1/47	69	74
Pool #MA3121 4.000%, 9/1/47	156	167
		710

Non-Agency—15.3%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	435	471
2015-SFR1, A 144A 3.467%, 4/17/52(1)	306	327
2015-SFR2, C 144A 4.691%, 10/17/52(1)	340	375
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(4)	70	71
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	114	117
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	148	152
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	$63	$65
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(1)	275	287
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(4)	130	136
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	295	286
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	225	227
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(4)	30	30
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(4)	189	192
2015-A, A1 144A 3.500%, 6/25/58(1)(4)	48	49
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.695%, 4/25/44(1)(4)	62	65
2020-RPL4, A1 144A 2.000%, 1/25/60(1)	280	289
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(1)(4)	8	8
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(1)(4)	86	88
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	95	97
FirstKey Homes Trust 2020-SFR1, B 144A 1.740%, 9/17/25(1)	100	100
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(4)	73	75
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	128	132
2018-2, A41 144A 4.500%, 10/25/58(1)(4)	150	154
2019-H1, A1 144A 2.657%, 10/25/59(1)(4)	71	73
2020-H1, A1 144A 2.310%, 1/25/60(1)(4)	275	280
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(4)	86	88
Homeward Opportunities Fund I Trust 2019-1, A1 144A 3.454%, 1/25/59(1)(4)	158	161
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31, AS 4.106%, 8/15/48	295	328
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(1)(4)	77	78
2014-1, 2A12 144A 3.500%, 1/25/44(1)(4)	108	112
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	157	159
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	205	211
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(4)	355	360
	Par Value	Value

Non-Agency—continued
MASTR Alternative Loan Trust 2005-5, 2A3 5.500%, 7/25/25	$70	$70
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(4)	39	39
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.348%, 6/25/52(1)(4)	175	175
MetLife Securitization Trust
2017-1A, M1 144A 3.645%, 4/25/55(1)(4)	150	159
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)	262	281
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(1)(4)	165	179
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	125	135
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	153	165
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	127	137
2016-1A, A1 144A 3.750%, 3/25/56(1)(4)	108	116
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	265	295
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	104	112
2018-1A, A1A 144A 4.000%, 12/25/57(1)(4)	209	226
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	147	153
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(4)	217	221
Preston Ridge Partners Mortgage LLC
2019-1A, A1 144A 4.500%, 1/25/24(1)(4)	265	267
2020-2, A1 144A 3.671%, 8/25/25(1)(4)	315	315
2020-3, A1 144A 2.857%, 9/25/25(1)	215	215
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(1)(4)	246	246
Progress Residential Trust
2018-SFR1, B 144A 3.484%, 3/17/35(1)	270	273
2018-SFR2, B 144A 3.841%, 8/17/35(1)	545	556
2019-SFR2, A 144A 3.147%, 5/17/36(1)	249	257
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	397	411
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(4)	428	441
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(1)(4)	202	202
Residential Asset Mortgage Products Trust 2004-SL1, A8 6.500%, 11/25/31	15	15
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	267	272
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Sequoia Mortgage Trust 2013-8, B1 3.514%, 6/25/43(4)	$139	$143
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(1)(4)	260	266
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(1)(4)	20	20
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(4)	135	144
2015-5, A2 144A 3.500%, 5/25/55(1)(4)	315	327
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	135	147
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	300	323
2017-6, A2 144A 3.000%, 10/25/57(1)(4)	180	191
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	710	790
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(4)	51	51
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	290	317
2015-2, 1M1 144A 3.250%, 11/25/60(1)(4)	315	332
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.048%, 4/25/48(1)(4)	172	172
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(1)	235	245
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	240	244
VCAT LLC
2019-NPL2, A1 144A 3.573%, 11/25/49(1)(4)	265	265
2020-NPL1, A1 144A 3.671%, 8/25/50(1)(4)	221	221
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(1)(4)	144	144
2020-NPL2, A1A 144A 2.981%, 2/25/50(1)(4)	93	93
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(1)(4)	112	112
Verus Securitization Trust
2018-2, B1 144A 4.426%, 6/1/58(1)(4)	415	431
2018-3, A1 144A 4.108%, 10/25/58(1)(4)	125	127
2019-INV1, A1 144A 3.402%, 12/25/59(1)(4)	185	190
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	140	144
	Par Value	Value

Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(4)	$179	$185
		17,200

Total Mortgage-Backed Securities (Identified Cost $17,443)		17,910

Asset-Backed Securities—10.2%
Automobiles—6.0%
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(1)	41	42
2018-4, C 144A 3.970%, 1/13/25(1)	335	339
AmeriCredit Automobile Receivables Trust 2018-1, D 3.820%, 3/18/24	295	310
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(1)	355	364
Avis Budget Rental Car Funding LLC (AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	285	287
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(1)	340	347
CPS Auto Receivables Trust 2018-C, D 144A 4.400%, 6/17/24(1)	310	321
DT Auto Owner Trust 2018-1A, C 144A 3.470%, 12/15/23(1)	51	51
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(1)	365	383
2019-1A, D 144A 4.130%, 12/16/24(1)	355	371
2019-3A, C 144A 2.790%, 5/15/24(1)	295	301
Flagship Credit Auto Trust
2016-3, D 144A 3.890%, 11/15/22(1)	400	407
2020-3, C 144A 1.730%, 9/15/26(1)	285	291
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(1)	243	244
GLS Auto Receivables Issuer Trust
2019-4A, B 144A 2.780%, 9/16/24(1)	425	437
2020-3A, D 144A 2.270%, 5/15/26(1)	285	287
GLS Auto Receivables Trust
2018-1A, B 144A 3.520%, 8/15/23(1)	410	416
2018-3A, C 144A 4.180%, 7/15/24(1)	455	474
Hertz Vehicle Financing II LP
2016-4A, A 144A 2.650%, 7/25/22(1)	152	152
2018-1A, A 144A 3.290%, 2/25/24(1)	62	63
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(1)	295	304
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	$145	$145
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(1)	295	300
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(1)	145	145
		6,781

Consumer Loans—0.2%
Marlette Funding Trust 2019-4A, A 144A 2.390%, 12/17/29(1)	195	197
Equipment—0.1%
NMEF Funding LLC 2019-A, A 144A 2.730%, 8/17/26(1)	158	159
Other—3.8%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	90	91
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(1)	355	358
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	280	288
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(1)	135	135
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(1)	89	90
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	330	331
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	295	314
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(1)	360	369
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	285	286
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(1)	240	244
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(1)	335	335
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	335	344
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	335	336
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(1)	55	55
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(1)	295	298
Small Business Lending Trust 2020-A, A 144A 2.620%, 12/15/26(1)	108	107
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(1)	269	274
		4,255

Student Loan—0.1%
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(1)	53	53
Total Asset-Backed Securities (Identified Cost $11,205)		11,445

	Par Value	Value

Corporate Bonds and Notes—51.3%
Communication Services—5.6%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$250	$238
ANGI Group LLC 144A 3.875%, 8/15/28(1)	115	114
Baidu, Inc. 3.425%, 4/7/30	290	319
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	240	250
CCO Holdings LLC
144A 4.750%, 3/1/30(1)	115	122
144A 4.500%, 8/15/30(1)	150	158
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	175	180
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	62	60
144A 5.125%, 8/15/27(1)	80	77
Consolidated Communications, Inc.
6.500%, 10/1/22	135	135
144A 6.500%, 10/1/28(1)	170	173
CSC Holdings LLC
144A 4.125%, 12/1/30(1)	240	245
144A 4.625%, 12/1/30(1)	200	201
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	105	74
144A 6.625%, 8/15/27(1)	180	94
DISH DBS Corp.
5.875%, 7/15/22	125	130
7.750%, 7/1/26	110	121
Frontier Communications Corp. 144A 8.500%, 4/1/26(1)	110	111
iHeartCommunications, Inc. 8.375%, 5/1/27	106	104
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(1)	145	147
144A 3.625%, 1/15/29(1)	55	54
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	55	53
144A 4.750%, 10/15/27(1)	120	112
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(1)	170	91
Meredith Corp. 6.875%, 2/1/26	145	121
Nexstar Broadcasting, Inc. 144A 4.750%, 11/1/28(1)	115	117
Northwest Fiber LLC 144A 10.750%, 6/1/28(1)	105	115
Outfront Media Capital LLC 144A 6.250%, 6/15/25(1)	160	165
Radiate Holdco LLC
144A 4.500%, 9/15/26(1)	40	40
144A 6.500%, 9/15/28(1)	110	113
Sprint Corp. 7.875%, 9/15/23	160	183
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(1)	50	51
144A 5.152%, 3/20/28(1)	200	236
Telesat Canada 144A 6.500%, 10/15/27(1)	300	302
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(1)	400	454
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Communication Services—continued
T-Mobile USA, Inc. 144A 2.550%, 2/15/31(1)	$215	$223
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	75	78
Twitter, Inc. 144A 3.875%, 12/15/27(1)	260	271
Univision Communications, Inc.
144A 5.125%, 2/15/25(1)	175	166
144A 6.625%, 6/1/27(1)	45	44
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	220	219
		6,261

Consumer Discretionary—5.8%
Alibaba Group Holding Ltd. 3.400%, 12/6/27	235	263
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	180	174
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(1)	215	218
Aramark Services, Inc. 144A 6.375%, 5/1/25(1)	215	224
Block Financial LLC 3.875%, 8/15/30	320	321
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	55	57
144A 8.125%, 7/1/27(1)	40	42
Caesars Resort Collection LLC 144A 5.750%, 7/1/25(1)	5	5
Carnival Corp. 144A 11.500%, 4/1/23(1)	40	45
Carvana Co.
144A 5.625%, 10/1/25(1)	90	89
144A 5.875%, 10/1/28(1)	90	89
Clarios Global LP 144A 8.500%, 5/15/27(1)	200	208
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)	110	118
Dana, Inc. 5.375%, 11/15/27	154	158
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	130	120
Expedia Group, Inc.
144A 6.250%, 5/1/25(1)	160	176
144A 7.000%, 5/1/25(1)	15	16
Ford Motor Co. 9.000%, 4/22/25	162	186
Ford Motor Credit Co. LLC 5.125%, 6/16/25	200	206
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	285	241
General Motors Co. 6.800%, 10/1/27	145	176
Golden Nugget, Inc. 144A 8.750%, 10/1/25(1)	130	103
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	215	228
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	170	170
Lear Corp. 3.800%, 9/15/27	290	306
	Par Value	Value

Consumer Discretionary—continued
M/I Homes, Inc. 4.950%, 2/1/28	$230	$237
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	175	166
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27	135	145
144A 4.625%, 6/15/25(1)	25	26
Nissan Motor Co. Ltd. 144A 4.810%, 9/17/30(1)	200	201
PulteGroup, Inc. 7.875%, 6/15/32	135	186
QVC, Inc. 4.750%, 2/15/27	60	62
Royal Caribbean Cruises Ltd. 144A 9.125%, 6/15/23(1)	30	32
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)	80	84
144A 7.000%, 5/15/28(1)	40	40
Station Casinos LLC 144A 4.500%, 2/15/28(1)	135	125
TRI Pointe Group, Inc. 5.875%, 6/15/24	155	167
Under Armour, Inc. 3.250%, 6/15/26	170	160
VF Corp. 2.950%, 4/23/30	275	299
Vista Outdoor, Inc. 5.875%, 10/1/23	180	180
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	210	212
Wynn Macau Ltd. 144A 5.625%, 8/26/28(1)	285	276
		6,537

Consumer Staples—1.9%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	235	241
Altria Group, Inc. 4.800%, 2/14/29	360	427
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 1/23/29	265	322
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	320	372
BAT Capital Corp. 4.906%, 4/2/30	245	289
Chobani LLC 144A 7.500%, 4/15/25(1)	180	186
Kraft Heinz Foods Co. 144A 3.875%, 5/15/27(1)	190	202
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(1)	100	101
		2,140

Energy—6.4%
Aker BP ASA 144A 2.875%, 1/15/26(1)	150	148
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	225	160
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	105	86
Apache Corp. 4.625%, 11/15/25	110	105
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(1)	$260	$229
BP Capital Markets plc 4.875% (5)(6)	330	353
Callon Petroleum Co. 6.125%, 10/1/24	101	29
Cheniere Energy Partners LP 5.625%, 10/1/26	65	68
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(1)	65	67
CITGO Holding, Inc. 144A 9.250%, 8/1/24(1)	55	52
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	110	108
Concho Resources, Inc. 2.400%, 2/15/31	350	334
Continental Resources, Inc. 4.375%, 1/15/28	125	108
CrownRock LP 144A 5.625%, 10/15/25(1)	135	127
Energy Transfer Partners LP 5.000%, 10/1/22	314	330
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	45	46
144A 6.500%, 7/1/27(1)	50	53
HollyFrontier Corp. 5.875%, 4/1/26	360	394
KazMunayGas National Co., JSC 144A 4.750%, 4/19/27(1)	595	662
Kinder Morgan, Inc. 7.750%, 1/15/32	225	313
MEG Energy Corp. 144A 7.125%, 2/1/27(1)	130	117
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)	120	1
NuStar Logistics LP 6.375%, 10/1/30	40	41
Occidental Petroleum Corp.
2.700%, 8/15/22	55	51
5.875%, 9/1/25	80	73
3.500%, 8/15/29	55	42
6.625%, 9/1/30	115	106
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(6)(7)	60	—(8)
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	185	174
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	180	140
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	320	415
Petrobras Global Finance B.V.
5.999%, 1/27/28	180	200
5.600%, 1/3/31	315	336
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	650	16
Petroleos Mexicanos
6.875%, 8/4/26	170	163
144A 5.950%, 1/28/31(1)	305	254
6.375%, 1/23/45	185	139
6.350%, 2/12/48	300	225
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	220	246
	Par Value	Value

Energy—continued
Plains All American Pipeline LP 3.800%, 9/15/30	$270	$262
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	175	190
Targa Resources Partners LP
5.875%, 4/15/26	125	128
144A 4.875%, 2/1/31(1)	45	44
Transocean, Inc. 144A 11.500%, 1/30/27(1)	59	24
USA Compression Partners LP 6.875%, 4/1/26	55	55
		7,214

Financials—10.1%
Acrisure LLC
144A 8.125%, 2/15/24(1)	80	84
144A 7.000%, 11/15/25(1)	165	162
AerCap Ireland Capital DAC 3.650%, 7/21/27	310	284
Allstate Corp. (The) Series B 5.750%, 8/15/53(5)	280	291
Athene Global Funding 144A 2.450%, 8/20/27(1)	340	349
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	335	377
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(1)	215	234
Bank of America Corp. 4.200%, 8/26/24	223	248
Bank of Montreal 3.803%, 12/15/32	326	363
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	275	265
Brighthouse Financial, Inc.
3.700%, 6/22/27	106	110
5.625%, 5/15/30	210	245
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	270	286
Capital One Financial Corp. 3.750%, 7/28/26	350	381
Charles Schwab Corp. (The) Series G 5.375% (6)	277	300
Citadel LP 144A 4.875%, 1/15/27(1)	235	252
Citigroup, Inc. 3.980%, 3/20/30	265	305
Discover Bank 4.682%, 8/9/28	340	356
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	440	445
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	365	400
FirstCash, Inc. 144A 4.625%, 9/1/28(1)	95	97
Goldman Sachs Group, Inc. (The) 3.850%, 1/26/27	280	315
ICAHN Enterprises LP 6.250%, 5/15/26	155	162
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)	235	233
Jefferies Financial Group, Inc. 5.500%, 10/18/23	100	110
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Jefferies Group LLC 4.850%, 1/15/27	$60	$68
JPMorgan Chase & Co.
2.950%, 10/1/26	475	523
2.956%, 5/13/31	540	577
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	130	112
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(1)	25	31
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.312%, 4/20/67(4)(5)	365	253
MetLife, Inc. Series G 3.850% (5)(6)(9)	245	244
Navient Corp.
6.750%, 6/25/25	120	122
5.000%, 3/15/27	60	56
NMI Holdings, Inc. 144A 7.375%, 6/1/25(1)	70	75
OneMain Finance Corp.
7.125%, 3/15/26	110	123
5.375%, 11/15/29	20	21
Park Intermediate Holdings LLC 144A 5.875%, 10/1/28(1)	5	5
Prudential Financial, Inc. 5.875%, 9/15/42	280	295
Santander Holdings USA, Inc.
3.500%, 6/7/24	175	188
4.400%, 7/13/27	200	220
Synchrony Financial 3.950%, 12/1/27	330	355
Synovus Financial Corp. 5.900%, 2/7/29	164	169
Toronto-Dominion Bank (The) 3.625%, 9/15/31	295	331
Voya Financial, Inc. 5.650%, 5/15/53	240	247
Wells Fargo & Co. Series S 5.900% (5)(6)	300	307
Zions Bancorp NA 3.250%, 10/29/29	350	350
		11,326

Health Care—3.5%
Acadia Healthcare Co., Inc. 144A 5.000%, 4/15/29(1)	5	5
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	41	40
Avantor Funding, Inc. 144A 4.625%, 7/15/28(1)	20	21
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(1)	90	99
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(1)	140	148
Centene Corp. 4.625%, 12/15/29	100	108
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(1)	145	147
Community Health Systems, Inc. 144A 6.625%, 2/15/25(1)	110	106
DaVita, Inc. 144A 3.750%, 2/15/31(1)	130	125
	Par Value	Value

Health Care—continued
Encompass Health Corp.
4.500%, 2/1/28	$160	$161
4.750%, 2/1/30	25	25
Endo Dac 144A 6.000%, 7/15/23(1)	100	79
HCA, Inc. 5.625%, 9/1/28	145	166
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	215	231
Jaguar Holding Co. II 144A 5.000%, 6/15/28(1)	90	94
LifePoint Health, Inc.
144A 6.750%, 4/15/25(1)	50	53
144A 4.375%, 2/15/27(1)	85	85
Ortho-Clinical Diagnostics, Inc. 144A 7.375%, 6/1/25(1)	55	56
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	75	79
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	300	335
Royalty Pharma plc
144A 2.200%, 9/2/30(1)	213	212
144A 3.550%, 9/2/50(1)	129	124
Select Medical Corp. 144A 6.250%, 8/15/26(1)	190	198
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	35	35
144A 10.000%, 4/15/27(1)	100	106
Tenet Healthcare Corp.
8.125%, 4/1/22	60	67
4.625%, 7/15/24	70	70
144A 7.500%, 4/1/25(1)	15	16
144A 5.125%, 11/1/27(1)	80	82
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	270	238
Universal Health Services, Inc. 144A 2.650%, 10/15/30(1)	354	352
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(1)	230	235
		3,898

Industrials—5.8%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	235	250
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	235	227
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	360	374
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	355	318
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	358	340
Boeing Co. (The)
5.150%, 5/1/30	175	196
3.750%, 2/1/50	85	78
5.930%, 5/1/60	69	85
Bombardier, Inc.
144A 8.750%, 12/1/21(1)	125	127
144A 7.500%, 3/15/25(1)	120	90
Cornerstone Building Brands, Inc. 144A 6.125%, 1/15/29(1)	150	151
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Industrials—continued
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	$285	$295
DP World plc 144A 6.850%, 7/2/37(1)	300	374
Flowserve Corp. 3.500%, 10/1/30	365	362
Fortress Transportation & Infrastructure Investors LLC 144A 9.750%, 8/1/27(1)	25	27
GFL Environmental, Inc.
144A 7.000%, 6/1/26(1)	15	16
144A 8.500%, 5/1/27(1)	72	78
Hillenbrand, Inc. 5.000%, 9/15/26	255	277
Howmet Aerospace, Inc. 6.875%, 5/1/25	115	127
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(1)	279	247
Oshkosh Corp.
4.600%, 5/15/28	289	330
3.100%, 3/1/30	38	40
Quanta Services, Inc. 2.900%, 10/1/30	370	378
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(1)	180	167
Spirit AeroSystems, Inc.
3.950%, 6/15/23	65	58
144A 5.500%, 1/15/25(1)	110	111
Standard Industries, Inc. 144A 4.375%, 7/15/30(1)	285	292
Stanley Black & Decker, Inc. 4.000%, 3/15/60(5)	266	277
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	120	119
Transurban Finance Co. Pty Ltd. 144A 2.450%, 3/16/31(1)	295	301
Uber Technologies, Inc. 144A 7.500%, 5/15/25(1)	200	213
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	135	148
		6,473

Information Technology—3.1%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	80	85
Black Knight InfoServ LLC 144A 3.625%, 9/1/28(1)	125	126
Broadcom, Inc. 4.150%, 11/15/30	280	314
Citrix Systems, Inc. 3.300%, 3/1/30	420	448
Dell International LLC 144A 8.100%, 7/15/36(1)	140	184
Flex Ltd. 3.750%, 2/1/26	210	229
HP, Inc. 3.400%, 6/17/30	345	370
Microchip Technology, Inc. 144A 4.250%, 9/1/25(1)	280	290
Motorola Solutions, Inc.
4.600%, 2/23/28	168	196
	Par Value	Value

Information Technology—continued
4.600%, 5/23/29	$120	$142
NCR Corp. 144A 5.250%, 10/1/30(1)	20	20
Open Text Holdings, Inc. 144A 4.125%, 2/15/30(1)	145	149
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	220	223
ViaSat, Inc. 144A 5.625%, 9/15/25(1)	175	172
VMware, Inc.
3.900%, 8/21/27	175	195
4.700%, 5/15/30	125	148
Xerox Holdings Corp. 144A 5.500%, 8/15/28(1)	135	133
		3,424

Materials—3.9%
ARD Finance S.A. PIK Interest Capitalization 144A 6.500%, 6/30/27(1)(10)	235	234
Avient Corp. 144A 5.750%, 5/15/25(1)	215	228
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	160	163
Equate Petrochemical BV 144A 4.250%, 11/3/26(1)	340	357
Hecla Mining Co. 7.250%, 2/15/28	200	217
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	350	383
Kaiser Aluminum Corp.
144A 6.500%, 5/1/25(1)	20	21
144A 4.625%, 3/1/28(1)	120	112
Kraton Polymers LLC 144A 7.000%, 4/15/25(1)	170	173
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	250	235
Novelis Corp. 144A 4.750%, 1/30/30(1)	220	215
Nutrition & Biosciences, Inc.
144A 2.300%, 11/1/30(1)	230	231
144A 3.468%, 12/1/50(1)	33	33
Olin Corp. 5.625%, 8/1/29	115	113
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	175	185
Syngenta Finance N.V. 144A 4.441%, 4/24/23(1)	400	422
Teck Resources Ltd. 6.125%, 10/1/35	260	311
TPC Group, Inc. 144A 10.500%, 8/1/24(1)	55	46
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	180	191
144A 6.625%, 11/1/25(1)	130	128
Tronox, Inc. 144A 6.500%, 5/1/25(1)	205	213
United States Steel Corp. 144A 12.000%, 6/1/25(1)	160	170
		4,381

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Real Estate—2.5%
American Campus Communities Operating Partnership LP 3.875%, 1/30/31	$305	$333
EPR Properties 4.750%, 12/15/26	130	124
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(1)	175	172
GLP Capital LP
5.250%, 6/1/25	185	201
5.750%, 6/1/28	64	73
5.300%, 1/15/29	95	106
Healthcare Trust of America Holdings LP 3.100%, 2/15/30	215	231
Iron Mountain, Inc. 144A 4.875%, 9/15/29(1)	245	249
iStar, Inc. 4.250%, 8/1/25	175	163
MPT Operating Partnership LP
5.000%, 10/15/27	125	130
4.625%, 8/1/29	45	47
Office Properties Income Trust 4.500%, 2/1/25	385	390
Service Properties Trust 4.950%, 2/15/27	195	174
Spirit Realty LP 3.200%, 2/15/31	295	288
Uniti Group LP
8.250%, 10/15/23	105	103
144A 7.875%, 2/15/25(1)	55	58
		2,842

Utilities—2.7%
American Electric Power Co., Inc. 2.300%, 3/1/30	332	342
CMS Energy Corp. 4.750%, 6/1/50	275	291
Dominion Energy, Inc. 3.375%, 4/1/30	265	298
DPL, Inc. 4.350%, 4/15/29	164	175
Edison International 4.125%, 3/15/28	285	292
Exelon Corp. 3.497%, 6/1/22	255	267
Ferrellgas Partners LP 8.625%, 6/15/20(2)	50	10
National Fuel Gas Co. 5.500%, 1/15/26	230	251
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(1)	390	420
PG&E Corp. 5.250%, 7/1/30	90	87
Talen Energy Supply LLC
144A 7.250%, 5/15/27(1)	55	55
144A 6.625%, 1/15/28(1)	150	145
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	155	170
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(7)	465	—
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 3.700%, 1/30/27(1)	$265	$279
		3,082

Total Corporate Bonds and Notes (Identified Cost $56,621)		57,578

Leveraged Loans(4)—9.8%
Aerospace—0.5%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.650%, 1/18/27	179	178
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 7.000%, 8/18/25	89	89
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/20/27	165	168
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.397%, 5/30/25	54	51
Tranche F (1 month LIBOR + 2.250%) 2.397%, 12/9/25	45	42
Tranche G (1 month LIBOR + 2.250%) 2.397%, 8/22/24	29	27
		555

Chemicals—0.3%
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.156%, 10/21/24	196	194
Innophos Holdings, Inc. (1 month LIBOR + 3.500%) 3.647%, 2/4/27	110	108
		302

Consumer Non-Durables—0.6%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	80	78
Diamond (BC) B.V.
(3 month LIBOR + 3.000%) 3.261%, 9/6/24	233	218
(3 month LIBOR + 5.000%) 6.000%, 9/6/24	60	60
Kronos Acquisition Holdings, Inc. Tranche B-3 (1 month LIBOR + 4.000%) 5.000%, 5/15/23	124	123
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.000%) 4.256%, 6/30/24	108	105
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.152%, 6/16/25	151	103
		687

Energy—0.4%
California Resources Corp. 2016 (1 month LIBOR + 10.375%) 11.375%, 12/31/21(2)	190	4
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.000%, 3/27/24	94	89
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 6.250%, 4/11/22(11)	$270	$68
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27	115	114
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(2)(7)	1	—
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 5.000%, 9/27/24	139	128
		403

Financial—0.4%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 6.647%, 8/4/25	103	103
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.147%, 6/16/25	71	67
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27	110	109
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.904%, 6/28/23	167	162
Ryan Specialty Group LLC (1 month LIBOR + 3.250%) 4.000%, 9/1/27	30	30
		471

Food / Tobacco—0.6%
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 4.500%, 10/10/23	119	117
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 3.750%, 4/6/24	117	115
Froneri US, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.397%, 1/29/27	114	110
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.834%, 5/23/25	139	135
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	106	102
Shearer’s Foods LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 9/23/27	126	125
		704

Forest Prod / Containers—0.2%
Klockner Pentaplast of America, Inc. (3 month LIBOR + 4.250%) 0.000%, 6/30/22(12)	174	169
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.273%, 1/31/25	80	72
		241

Gaming / Leisure—0.9%
Affinity Gaming LLC (3 month LIBOR + 3.250%) 4.250%, 7/3/23	347	309
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	30	30
	Par Value	Value

Gaming / Leisure—continued
Carnival Corp. (1 month LIBOR + 7.500%) 8.500%, 6/30/25	$40	$40
Everi Payments, Inc.
(1 month LIBOR + 10.500%) 11.500%, 5/9/24	10	10
Tranche B (1 month LIBOR + 2.750%) 3.750%, 5/9/24	60	58
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/6/23	10	11
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	155	136
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.647%, 2/12/27	189	166
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 3.471%, 8/14/24	62	58
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 3.720%, 7/10/25	89	89
UFC Holdings LLC Tranche B (3 month LIBOR + 3.250%) 4.250%, 4/29/26	116	114
		1,021

Healthcare—1.5%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.651%, 10/31/25	123	119
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 3.188%, 1/4/26	39	38
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	184	183
ASP Navigate Acquisition Corp. First Lien (3 month LIBOR + 4.500%) 0.000%, 9/24/27(12)	70	69
Bausch Health Cos., Inc. (1 month LIBOR + 2.750%) 2.901%, 11/27/25	52	51
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23	54	53
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.897%, 10/10/25	104	75
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.897%, 11/17/25	197	191
Milano Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 0.000%, 10/1/27(12)	170	168
Navicure, Inc.
(1 month LIBOR + 4.000%) 4.147%, 10/22/26	85	83
Tranche B (1 month LIBOR + 4.000%) 4.750%, 10/22/26	40	40
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.250%, 11/27/22	138	120
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 3.406%, 6/30/25	68	65
Packaging Coordinators Midco, Inc. First Lien (3 month LIBOR + 3.750%) 0.000%, 9/25/27(12)	35	35
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Phoenix Guarantor, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 3.401%, 3/5/26	$189	$183
Sotera Health Holdings LLC First Lien (3 month LIBOR + 4.500%) 5.500%, 12/11/26	119	119
Surgery Center Holdings, Inc. 2020 (1 month LIBOR + 8.000%) 9.000%, 9/30/24	25	25
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.897%, 7/2/25	139	128
		1,745

Housing—0.1%
CPG International LLC (3 month LIBOR + 3.750%) 4.750%, 5/6/24	78	78
LEB Holdings (USA), Inc. (3 month LIBOR + 4.000%) 0.000%, 9/25/27(12)	20	20
		98

Information Technology—0.9%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.000%, 9/19/25	112	113
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.401%, 10/9/26	85	83
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 4.397%, 10/2/25	183	177
Epicor Software Corp. Tranche B (1 month LIBOR + 4.250%) 5.250%, 7/30/27	150	150
Hyland Software, Inc. 2018 (3 month LIBOR + 3.250%) 0.000%, 7/1/24(12)	55	55
Redstone Holdco 2 LP (3 month LIBOR + 5.000%) 6.000%, 9/1/27	75	75
Sophia LP (3 month LIBOR + 3.750%) 0.000%, 10/7/27(12)	85	84
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 1.897%, 4/16/25	60	58
Tranche B-4 (1 month LIBOR + 1.750%) 1.897%, 4/16/25	42	41
Ultimate Software Group, Inc. (The)
2020 (3 month LIBOR + 4.000%) 4.750%, 5/4/26	180	179
Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	5	5
Vertiv Group Corp. (1 month LIBOR + 3.000%) 3.157%, 3/2/27	45	44
		1,064

Manufacturing—0.4%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 8/17/22	128	111
Filtration Group Corp. (1 month LIBOR + 3.000%) 3.147%, 3/31/25	112	110
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	144	137
	Par Value	Value

Manufacturing—continued
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.500%, 12/23/21	$120	$103
		461

Media / Telecom - Broadcasting—0.1%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.400%, 8/24/26	89	69
Media / Telecom - Cable/Wireless Video—0.1%
Intelsat Jackson Holdings S.A.
(3 month LIBOR + 4.550%) 5.050%, 7/14/21	6	5
(3 month LIBOR + 4.550%) 5.050%, 7/14/21(13)	5	5
Tranche B-5 (6 month LIBOR + 8.00%) 8.625%, 1/2/24(11)	79	80
Radiate Holdco LLC Tranche B (3 month LIBOR + 3.500%) 0.000%, 9/25/26(12)	19	19
		109

Media / Telecom - Diversified Media—0.1%
UPC Broadband Holding B.V.
Tranche B-1 (3 month LIBOR + 3.500%) 0.000%, 1/31/29(12)	90	87
Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 1/31/29(12)	90	87
		174

Media / Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.397%, 3/15/27	79	76
Consolidated Communications, Inc.
(3 month LIBOR + 4.750%) 0.000%, 10/2/27(12)	75	74
2016 (1 month LIBOR + 3.000%) 4.000%, 10/5/23	60	59
Frontier Communications Corp. Tranche B-1 (3 month PRIME + 2.750%) 6.000%, 6/17/24	55	54
Northwest Fiber LLC Tranche B, First Lien (1 month LIBOR + 5.500%) 5.656%, 4/30/27	25	25
		288

Media / Telecom - Wireless Communications—0.3%
CommScope, Inc. (1 month LIBOR + 3.250%) 3.397%, 4/4/26	99	96
T-Mobile USA, Inc. (1 month LIBOR + 3.000%) 3.147%, 4/1/27	269	269
		365

Retail—0.2%
Leslie’s Poolmart, Inc. Tranche B-2 (1 month LIBOR + 3.500%) 3.647%, 8/16/23	140	136
Michaels Stores, Inc. 2020, Tranche B (3 month LIBOR + 3.500%) 0.000%, 10/1/27(12)	50	49
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Retail—continued
Neiman Marcus Group Ltd. LLC (3 month LIBOR + 0.000%) 3.250%, 10/25/23(2)	$129	$21
		206

Service—1.3%
Cardtronics USA, Inc. (1 month LIBOR + 4.000%) 5.000%, 6/29/27	80	79
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.000%, 3/20/25	121	107
CSC SW Holdco, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 4.250%, 11/14/22	115	112
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.750%) 3.895%, 2/6/26	204	202
GFL Environmental, Inc. 2018 (3 month LIBOR + 3.000%) 4.000%, 5/30/25	149	149
Hoya Midco LLC First Lien (6 month LIBOR + 3.500%) 4.500%, 6/30/24	69	59
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.897%, 2/14/25	180	174
PetVet Care Centers LLC 2020, First Lien (1 month LIBOR + 4.250%) 5.250%, 2/14/25	25	25
Pi US Mergerco, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.500%, 1/3/25	223	215
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 4.000%) 4.147%, 9/3/26	208	204
TKC Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	108	101
		1,427

Transportation - Automotive—0.1%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	153	130
Utility—0.5%
APLP Holdings LP 2020, Tranche B (3 month LIBOR + 2.500%) 3.500%, 4/14/25	156	156
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.750%, 8/1/25	226	220
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 2.400%, 4/5/26	118	115
PG&E Corp. (3 month LIBOR + 4.500%) 5.500%, 6/23/25	45	44
		535

Total Leveraged Loans (Identified Cost $11,785)		11,055

	Shares	Value
Preferred Stocks—2.0%
Financials—1.8%
Bank of New York Mellon Corp. (The) Series E, 3.647%(4)	290(14)	$284
Discover Financial Services Series D, 6.125%(5)	110(14)	116
Fifth Third Bancorp Series L, 4.500%(5)	236(14)	237
Huntington Bancshares, Inc. Series E, 5.700%	96(14)	90
JPMorgan Chase & Co. Series HH, 4.600%	103(14)	101
KeyCorp Series D, 5.000%(9)	300(14)	303
MetLife, Inc. Series D, 5.875%	173(14)	188
PNC Financial Services Group, Inc. (The) Series S, 5.000%	405(14)	428
Truist Financial Corp. Series Q, 5.100%(5)	270(14)	292
		2,039

Industrials—0.2%
General Electric Co. Series D, 5.000%	332(14)	264
Total Preferred Stocks (Identified Cost $2,284)		2,303

Common Stocks—0.1%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(15)	1,381	1
Consumer Discretionary—0.0%
Mark IV Industries	828	5
Energy—0.1%
Denbury, Inc.(15)	2,810	50
Frontera Energy Corp.	2,618	4
		54

Total Common Stocks (Identified Cost $111)		60

Exchange-Traded Fund—0.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF(16)	2,774	374
Total Exchange-Traded Fund (Identified Cost $360)		374

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(15)	7,753	8
Total Rights (Identified Cost $7)		8

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(7)	587	5
Total Warrant (Identified Cost $10)		5

Total Long-Term Investments—99.3% (Identified Cost $111,264)		111,514

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
Value

TOTAL INVESTMENTS—99.3% (Identified Cost $111,264)	$111,514
Other assets and liabilities, net—0.7%	763
NET ASSETS—100.0%	$112,277

Abbreviations:
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PIK	Payment-in-Kind Security

Foreign Currencies:
MXN	Mexican Peso

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to a value of $60,106 or 53.5% of net assets.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of September 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Amount is less than $500.
(9)	Interest may be forfeited.
(10)	100% of the income received was in PIK.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	This loan will settle after September 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(13)	Represents unfunded portion of security and commitment fee earned on this portion.
(14)	Value shown as par value.
(15)	Non-income producing.
(16)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	78%
Canada	3
Netherlands	2
Indonesia	2
Mexico	2
Cayman Islands	2
Saudi Arabia	1
Other	10
Total	100%
† % of total investments as of September 30, 2020.
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$11,445	$—	$11,445	$—
Corporate Bonds and Notes	57,578	—	57,578	—(1)(2)
Foreign Government Securities	8,708	—	8,708	—
Leveraged Loans	11,055	—	11,055	—(1)
Mortgage-Backed Securities	17,910	—	17,910	—
Municipal Bonds	851	—	851	—
U.S. Government Securities	1,217	—	1,217	—
Equity Securities:
Preferred Stocks	2,303	—	2,303	—
Common Stocks	60	55	5	—
Rights	8	—	8	—
Warrant	5	—	—	5
Exchange-Traded Fund	374	374	—	—
Total Investments	$111,514	$429	$111,080	$5

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500.
Securities held by the Series with an end of period value of $179 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Series with an end of period value of $-(2) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2020.
See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.